Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 05, 2017
Statement of Financial Position [Abstract]
Common stock subject to possible redemption, shares	0				16,808,829	18,323,238	18,373,388	18,423,140	18,395,920	18,251,226	18,433,694	18,479,296	18,449,542	18,572,335
Preferred Stock, Par or Stated Value Per Share	$ 0.0001				$ 0.0001
Preferred Stock, Shares Authorized	1,000,000				1,000,000
Preferred Stock, Shares Outstanding	0				0
Common Stock, Par or Stated Value Per Share	$ 0.0001				$ 0.0001
Common Stock, Shares Authorized	100,000,000				100,000,000
Common Stock, Shares, Outstanding	6,224,268				7,067,422